THE ADVISORS' INNER CIRCLE FUND

                             TS&W EQUITY PORTFOLIO

                        SUPPLEMENT DATED MARCH 30, 2015
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2015
                               (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective March 31, 2015, Ms. Elizabeth Cabell Jennings ceased serving as a portfolio manager for the TS&W Equity Portfolio. Accordingly, effective March 31, 2015, all references to Ms. Jennings are removed from the Prospectus.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


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                        THE ADVISORS' INNER CIRCLE FUND

                             TS&W EQUITY PORTFOLIO

                        SUPPLEMENT DATED MARCH 30, 2015
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2015
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective March 31, 2015, Ms. Elizabeth Cabell Jennings ceased serving as a portfolio manager for the TS&W Equity Portfolio. Accordingly, effective March 31, 2015, all references to Ms. Jennings are removed from the SAI.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.